Other assets - Components of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Corporate/bank-owned life insurance	$ 4,857	$ 4,789
Accounts receivable	4,590	4,060
Fails to deliver	2,817	1,732
Income taxes receivable	1,533	1,172
Software	1,499	1,451
Prepaid pension assets	1,416	836
Renewable energy investments	1,368	1,282
Equity in a joint venture and other investments	1,083	1,063
Qualified affordable housing project investments	1,014	914
Federal Reserve Bank stock	477	466
Prepaid expense	395	438
Fair value of hedging derivatives	323	784
Due from customers on acceptances	319	340
Seed capital	288	395
Other	1,050	1,232
Total other assets	23,029	$ 20,954
Federal Home Loan Bank stock, at cost	$ 82